                            Supplement to Prospectus dated May 1, 2002, Revised Effective November 18, 2002
                                                   Supplement dated January 31, 2003

This Supplement should be retained with the current Prospectus for your annuity contract issued by American Skandia Life Assurance
Corporation ("American Skandia").  If you do not have a current Prospectus, please contact American Skandia at 1-800-766-4530.

                                                          SUB-ADVISOR CHANGE

Montgomery Variable Series - Emerging Markets Portfolio/Sub-account
Effective  January 20, 2003,  Gartmore  Global  Asset  Management  Trust will be the interim  investment  advisor and  Gartmore  Global
Partners will be the interim  sub-advisor for the Montgomery  Variable Series - Emerging Markets  portfolio.  The investment  objective of the Montgomery Variable Series - Emerging Markets portfolio is unchanged.

ASAP/ ASAP2/ FUSI AS2/ APEX/ ASXT/ FUSI XT/Wells XT                                                                VASUPP (01/31/2003)
ASXT-FOUR/ FUSI XT-FOUR/ ASL/ FUSI ASL/ Wells ASL/ ASPro/
Wells VA+/ Wells APEX/ CH2/ ASImpact/ APEX II/ ASL II/ FUSI ASL II/
ASXT-SIX-SUPP (01/31/2003)